UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/21/2000

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors, Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     Andrew J. McDonald     San Francisco, CA        May 2, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     209431


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN GENERAL            COM                 026351106     6342   113000 SH       SOLE                   113000        0        0
CARDINAL HEALTH INC.        COM                 14149Y108    16577   361350 SH       SOLE                   361350        0        0
CBS CORPORATION             COM                 12490K107    16185   285820 SH       SOLE                   285820        0        0
CHEVRON CORP                COM                 166751107      222     2400 SH       SOLE                     2400        0        0
CK WITCO CORP               COM                 12562C108     8201   805023 SH       SOLE                   805023        0        0
CLOROX CO. DEL.             COM                 189054109    16160   489700 SH       SOLE                   489700        0        0
CORDANT TECHNOLOGIES        COM                 218412104      566    10000 SH       SOLE                    10000        0        0
EXXON MOBIL                 COM                 30231G102      479     6148 SH       SOLE                     6148        0        0
FEDERAL HOME LOAN MORT      COM                 313400301    19657   444860 SH       SOLE                   444860        0        0
FEDERAL NATIONAL MORT       COM                 313586109      317     5600 SH       SOLE                     5600        0        0
GARTNER GROUP               CLA                 366651107     4293   272550 SH       SOLE                   272550        0        0
HEALTH CARE PROP 6% DUE 00  SUBDEB              004708431      245   250000 PRIN     SOLE                   250000        0        0
LIPOSOME COMPANY            COM                 536310105      529    30300 SH       SOLE                    30300        0        0
LIZ CLAIBORNE INC.          COM                 539320101    16573   361750 SH       SOLE                   361750        0        0
MCDONALDS CORP.             COM                 580135101     3111    83250 SH       SOLE                    83250        0        0
MIRAGE RESORTS              COM                 60462E104      242    12500 SH       SOLE                    12500        0        0
NEWELL FIN. PREFD. A        PFDCV               651195307      894    25000 SH       SOLE                    25000        0        0
OLSTEN CORP. 4.75% DUE 00   SUBDEB              74763LAA3     1260  1400000 PRIN     SOLE                  1400000        0        0
PEP BOYS 0% DUE 11          SUBDEB              713278AJ8     2077  3995000 PRIN     SOLE                  3995000        0        0
PRECISION RESPONSE          COM                 740314109      388    16000 SH       SOLE                    16000        0        0
PROGRESSIVE CORP.           COM                 743315103    14745   193850 SH       SOLE                   193850        0        0
SAFEWAY                     COM                 786514208     4647   102700 SH       SOLE                   102700        0        0
SBC COMMUNICATIONS          COM                 78387G103      225     5351 SH       SOLE                     5351        0        0
SEALED AIR CORP.            COM                 81211K100    22407   412550 SH       SOLE                   412550        0        0
SEALED AIR PREFERRED A      PFDCV               81211K209    10835   208620 SH       SOLE                   208620        0        0
STRYKER CORP.               COM                 863667101    14180   203300 SH       SOLE                   203300        0        0
THERMOLASE CORP.            COM                 883624108      824   346800 SH       SOLE                   346800        0        0
TOTAL RENAL CARE            COM                 89151A107      391   125000 SH       SOLE                   125000        0        0
WARNER LAMBERT CO           COM                 934488107      391     4000 SH       SOLE                     4000        0        0
WELLS FARGO & CO.           COM                 949746101    26468   649532 SH       SOLE                   649532        0        0